4. STOCKHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Warrants 1
Warrants	$ 3,590,522
Exercise Price	$ 0.8
Expiration Date	March 1, 2014
Warrants 2
Warrants	6,790
Exercise Price	$ 1.01
Expiration Date	September 10, 2015
Warrants 3
Warrants	439,883
Exercise Price	$ 0.68
Expiration Date	March 31, 2016
Warrants 4
Warrants	285,186
Exercise Price	$ 1.05
Expiration Date	November 20, 2016
Warrants 5
Warrants	1,858,089
Exercise Price	$ 1.08
Expiration Date	May 23, 2018
Warrants 6
Warrants	13,196,103
Exercise Price	$ 0.1498
Expiration Date	May 23, 2018
Warrants 7
Warrants	200,000
Exercise Price	$ 0.5
Expiration Date	April 23, 2019
Warrants 8
Warrants	561,798
Exercise Price	$ 0.45
Expiration Date	May 22, 2019
Warrant 9
Warrants	184,211
Exercise Price	$ 0.38
Expiration Date	September 10, 2019
Warrant 10
Warrants	325,521
Exercise Price	$ 0.4601
Expiration Date	September 27, 2019
Warrant 11
Warrants	8,392,707
Exercise Price	$ 0.225
Expiration Date	December 2, 2019
Warrants 12
Warrants	$ 755,344
Exercise Price	$ 0.2812
Expiration Date	December 2, 2019